Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

February 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust III (the “Trust”) (File Nos. 033-79858 and 811-08544) on behalf of the FPA Global Equity ETF and FPA Short Duration Government ETF

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the FPA Global Equity ETF and FPA Short Duration Government ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A which was filed electronically on January 26, 2026.

If you have any questions or require further information, please contact me at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary